CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2017	Jun. 30, 2016
ASSETS
Cash	$ 17,002,282	$ 47,163,965
Restricted cash	24,282,208	27,962,846
Short-term investments	187,944,184	149,841,838
Guarantee paid on behalf of guarantee service customers	1,560,615	2,039,684
Net investment in direct financing leases	76,723,457	74,705,647
Interest receivable	3,514,075	1,021,306
Property and equipment, net	594,148	854,719
Deferred tax assets, net	327,137	428,524
Other assets	815,984	608,751
TOTAL ASSETS	312,764,090	304,627,280
Liabilities
Bank loans for capital lease business	28,281,541	43,308,617
Other loans for capital lease business	9,509,597	0
Interest payable	222,510	208,947
Income tax payable	2,772,631	2,510,847
Unearned income from financial guarantee services	538,215	423,801
Allowance on guarantee	673,147	3,079,684
Deposits from direct financing leases	10,854,121	9,134,946
Other liabilities	893,569	964,109
Due to related party (Notes 13 and 18)	464,000	464,000
Deferred tax liabilities	746,884	477,398
Total Liabilities	54,956,215	60,572,349
Stockholders' Equity
Common stock (par value $0.0001 per share, 100,000,000 shares authorized; 19,837,642 and 20,041,647 shares issued and outstanding at June 30, 2017 and 2016, respectively)	1,984	2,004
Additional paid-in capital	211,934,432	213,400,296
Statutory reserve	3,530,458	2,364,245
Retained earnings	62,427,622	43,244,044
Accumulated other comprehensive loss	(20,086,621)	(14,955,658)
Total Stockholders’ Equity	257,807,875	244,054,931
TOTAL LIABILITIES AND EQUITY	$ 312,764,090	$ 304,627,280